CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable
Accrued liabilities
Convertible notes payable
Derivative liability
Due to related party	38,910	38,910
TOTAL LIABILITIES	38,910	38,910
STOCKHOLDERS' DEFICIT
Common stock, authorized 150,000,000, par value $0.001 issued and outstanding - 1,432,620 (2014 - 1,432,620)	1,433	1,433
Additional paid-in capital	5,088,968	5,088,968
Accumulated deficit	(5,129,311)	(5,129,311)
Total stockholders' deficit	(38,910)	(38,910)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT